Leases - Amounts recognized in the consolidated balance sheet (Details)	12 Months Ended
Jun. 30, 2020 GBP (£)
Leases
Right-of-use assets	£ 4,559,000
Additions to right-of-use assets	239,000
Lease liabilities:
Current	1,067,000
Non-current	3,326,000
Total lease liabilities	4,393,000
Property
Leases
Right-of-use assets	4,290,000
Plant and machinery
Leases
Right-of-use assets	£ 269,000